Stockholders’ Deficit (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders’ Deficit (Details) [Line Items]
Temporary equity shares outstanding	1,288,298	1,288,298	17,500,000
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Period to exercise warrants after business combination	30 days	30 days
Notice period to redeem warrants	30 days	30 days
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock shares authorized	60,000,000	60,000,000	60,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	885,000	885,000	885,000
Common stock shares outstanding	885,000	885,000	885,000
Temporary equity shares outstanding	1,288,298	1,288,298	17,500,000
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	4,596,250	4,596,250	4,596,250
Common stock shares outstanding	4,596,250	4,596,250	4,596,250
Sponsor [Member] | Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares	$ 12
Sponsor [Member] | Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock shares outstanding	4,679,125	4,679,125
Common stock voting rights	one	one
Percentage of common stock issued and outstanding	20.00%	20.00%
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Class of warrant or right, outstanding	8,750,000	8,750,000	8,750,000
Public Warrants [Member] | Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares	$ 18	$ 18
Percentage of adjustment of redemption trigger price	180.00%	180.00%
Public Warrants [Member] | Class A Common Stock [Member] | Event Triggering Adjustment To Exercise Price Of Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares	$ 9.2	$ 9.2
Proceeds to be used for effecting business combination as a percentage of total proceeds	60.00%	60.00%
Threshold trading days	20 days	20 years
Volume weighted average price per share (in Dollars per share) | $ / shares	$ 9.2	$ 9.2
Adjusted exercise price of warrants percentage	115.00%	115.00%
Public Warrants [Member] | Warrants And Rights Subject To Mandatory Redemption Trigger Price Exceeds Or Equals To Eighteen Dollars Per Share [Member]
Stockholders’ Deficit (Details) [Line Items]
Class of warrant redemption price (in Dollars per share) | $ / shares	$ 0.01	$ 0.01
Threshold trading days		20
Threshold consecutive trading days	30 days	30 years
Threshold trading days	20 days
Public Warrants [Member] | Warrants And Rights Subject To Mandatory Redemption Trigger Price Exceeds Or Equals To Eighteen Dollars Per Share [Member] | Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares	$ 18	$ 18
Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Class of warrant or right, outstanding		442,500	442,500
Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Class of warrant or right, outstanding	442,500	442,500